OTHER EXPENSE (INCOME) - Other Expense (Income) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Other Expense:
Litigation costs			$ 21	$ 22
Write-offs (reversals)			(2)	15
Bank charges			3	5
Porgera care and maintenance costs			65	53
Tanzania education program			30	0
Supplies obsolescence			0	48
Litigation accruals and settlements			15	19
Other			55	28
Total other expense			187	190
Other Income:
Gains on sale of long-lived assets			(364)	(405)
Income from reimbursements under insurance policies			0	(22)
Loss (gain) on warrant investments at FVPL			4	(4)
Gain on non-hedge derivatives			(1)	(7)
Interest income			(21)	(17)
Other			0	(3)
Total other income			(382)	(458)
Total			(195)	(268)
Royalty portfolios sold to Maverix Metals Inc. and Gold Royalty Corp. [Member]
Other Income:
Other gains (losses)				(63)
Reko Diq [Member]
Other Income:
Other gains (losses)		$ (300)		$ (300)
Porgera [Member]
Other Income:
Other gains (losses)	$ (352)		$ (352)